Acquisitions of businesses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combinations1 [Abstract]
Property, plant & equipment	$ 0	$ 1,000,000	$ 1,000,000
Currently marketed products	0	0	346,000,000
Acquired research & development	0	505,000,000	0
Deferred tax assets	0	28,000,000	12,000,000
Inventories	0	0	3,000,000
Trade receivables and other current assets	0	0	2,000,000
Cash and cash equivalents	0	6,000,000	5,000,000
Deferred tax liabilities	0	(121,000,000)	(78,000,000)
Trade payables and other liabilities	0	(1,000,000)	(4,000,000)
Net identifiable assets acquired	0	418,000,000	287,000,000
Acquired liquidity	0	(6,000,000)	(5,000,000)
Goodwill	0	6,000,000	4,000,000
Net assets recognized as a result of business combinations	$ 0	418,000,000	286,000,000
Goodwill expected to be deductible for tax purposes		$ 0	$ 0